MERGER WITH FRONTLINE 2012 (Details 6)	1 Months Ended					12 Months Ended
	Feb. 28, 2017 USD ($)	Jul. 31, 2016 vessel	Jun. 30, 2016 USD ($) contract	Dec. 31, 2015 USD ($) vessel	Nov. 30, 2015 USD ($) vessel contract broker_valuation	Dec. 31, 2017 USD ($) vessel vessels	Dec. 31, 2016 USD ($) vessel vessels	Dec. 31, 2015 USD ($) vessels	Jul. 01, 2015 USD ($)
Business Acquisition [Line Items]
Total vessels leased in on long-term time charters | vessel						9	13
Profit share expense percentage									25.00%
Number of vessels acquired and redelivered | vessel						4
Capital Lease Obligations						$ 299,000,000
Number of vessels leased to third parties on time charter classified as investment in finance lease | vessel						1	1
Revenues						$ 646,326,000	$ 754,306,000	$ 458,934,000
Net income attributable to the Company						$ (264,861,000)	$ 117,010,000	$ 154,624,000
Reverse acquisition [Member]
Business Acquisition [Line Items]
Other assets, favourable newbuilding contracts					$ 16,523,000
Total vessels leased in on long-term time charters | vessel					19
Frontline [Member]
Business Acquisition [Line Items]
Revenues				$ 43,500,000
Net income attributable to the Company				$ 9,800,000
Mindanao [Member]
Business Acquisition [Line Items]
Number of vessels whose lease was terminated | vessel				1
Front Vanguard [Member]
Business Acquisition [Line Items]
Number of vessels whose lease was terminated | vessel		1				4
VLCC Vessels [Member]
Business Acquisition [Line Items]
Number of Newbuilding Contracts | contract			2
Payments to acquire vessels	$ 77,500,000		$ 84,000,000
Number of vessels whose lease was terminated | vessels						2	1
Daily hire payable									$ 20,000
Suezmax Vessels [Member]
Business Acquisition [Line Items]
Number of vessels whose lease was terminated | vessels						2		1
Daily hire payable									$ 15,000
Golden Ocean Group Limited [Member] | Suzemax Tanker [Member]
Business Acquisition [Line Items]
Number of Newbuilding Contracts | contract					2
Payments to acquire vessels					$ 55,700,000
Golden Ocean [Member]
Business Acquisition [Line Items]
Other assets, favourable newbuilding contracts					$ 16,500,000
Ship Finance International Limited [Member]
Business Acquisition [Line Items]
Total vessels leased in on long-term time charters | vessel					15
Profit share expense percentage									50.00%
Ship Finance International Limited [Member] | Reverse acquisition [Member]
Business Acquisition [Line Items]
Capital Lease Obligations						$ 299,000,000
Total minimum contractual obligations, vessels under capital lease						193,400,000
Total contingent rental obligation on capital leases						$ 105,600,000
Ship Finance International Limited [Member] | VLCC Vessels [Member]
Business Acquisition [Line Items]
Daily hire payable									$ 20,000
Ship Finance International Limited [Member] | Suezmax Vessels [Member]
Business Acquisition [Line Items]
Daily hire payable									$ 15,000
Reverse acquisition [Member]
Business Acquisition [Line Items]
Number of vessels acquired on merger | vessel					2
Number of broker valuations used | broker_valuation					2
Number of unfavourable time charter contracts | contract					5
Number of vessels leased to third parties on time charter classified as investment in finance lease | vessel					1